Document and Entity Information	Mar. 26, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 26, 2020
Current Fiscal Year End Date	--12-31
Entity Registrant Name	First BanCorp.
Entity Incorporation, State or Country Code	PR
Entity File Number	001-14793
Entity Tax Identification Number	66-0561822
Entity Address, Address Line One	1519 Ponce de Leon Avenue
Entity Address, Address Line Two	P.O. Box 9146
Entity Address, City or Town	San Juan
Entity Address, Country	PR
Entity Address, Postal Zip Code	00908-0146
City Area Code	787
Local Phone Number	729-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001057706
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	FBP
Security Exchange Name	NYSE